Interests in Structured Entities (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Schedule Investment and Maximum Exposure to Loss Related to Significant Unconsolidated Structured Entities
The following table presents the Company’s investments and maximum exposure to loss from significant unconsolidated investment SEs, some of which are sponsored by the Company. The Company does not provide guarantees to other parties against the risk of loss from these SEs.

	Company’s investment (1)		Company’s maximum exposure to loss (2)
As at December 31,	2023	2022	2023	2022
Leveraged leases (3)	$3,790	$3,840	$3,790	$3,840
Infrastructure companies (4)	2,468	2,156	3,035	2,704
Timberland companies (5)	811	816	811	816
Real estate companies (6)	676	465	676	465
Total	$7,745	$7,277	$8,312	$7,825

(1)	The Company’s investments in these unconsolidated SEs are included in invested assets and the Company’s returns from them are included in net investment income and OCI.
(2)
The Company’s maximum exposure to loss from each SE is limited to amounts invested in each, plus unfunded capital commitments, if any. The Company’s investment commitments are disclosed in note 19. The maximum loss is expected to occur only upon the entity’s bankruptcy/liquidation.

(3)
These entities are statutory business trusts which use capital provided by the Company and senior debt provided by other parties to finance the acquisition of assets. These assets are leased to third-party lessees under long-term leases. The Company owns equity capital in these business trusts. The Company does not consolidate any of the trusts that are party to the lease arrangements because the Company does not have decision-making power over them.

(4)
These entities invest in infrastructure assets. The Company invests in their equity. The Company’s returns include investment income, investment management fees, and performance fees. The Company does not control these entities because it either does not have the power to govern their financial and operating policies or does not have significant variable returns from them, or both.

(5)
These entities own and operate timberlands. The Company invests in their equity and debt. The Company’s returns include investment income, investment advisory fees, forestry management fees and performance advisory fees. The Company does not control these entities because it either does not have the power to govern their financial and operating policies or does not have significant variable returns from them, or both.

(6)
These entities, which include the Manulife U.S. REIT, own and manage commercial real estate. The Company invests in their equity. The Company’s returns include investment income, investment management fees, property management fees, acquisition/disposition fees and leasing fees. The Company does not control these entities because it either does not have the power to govern their financial and operating policies or does not have significant variable returns from them, or both.

Schedule of Interests and Maximum Exposure to Loss From Significant Unconsolidated Financing Structured Entities
The Company’s interests in and maximum exposure to loss from significant unconsolidated financing SEs are as follows.

	Company’s interests (1)
As at December 31,	2023	2022

Manulife Finance (Delaware), L.P. (2)	$709	$691
Total	$709	$691

(1)	The Company’s interests include amounts borrowed from the SE; the Company’s investment in its equity and subordinated capital; and foreign currency and interest rate swaps with it.
(2)	This entity is a wholly owned partnership used to facilitate the Company’s financing. Refer to notes 11 and 19.

Schedule of Securitized Holdings by Type and Asset Quality

	2023				2022
As at December 31,	CMBS	RMBS	ABS	Total	Total
AAA	$425	$4	$946	$1,375	$1,770
AA	–	–	227	227	9
A	–	3	435	438	574
BBB	–	–	107	107	219
BB and below	–	–	7	7	3
Total exposure	$425	$7	$1,722	$2,154	$2,575